Disclosures About the Temporary Exemption From IFRS 9 - Summary of Fair Value of Financial Assets Under IFRS 9 and Fair Value Changes (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	¥ 2,169,297
Changes in fair value of financial assets	38,101
Held for trading financial assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	138,717
Changes in fair value of financial assets	(16,932)
Other financial assets - Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	1,502,203
Changes in fair value of financial assets	95,480
Other financial assets - Financial assets with contractual terms that do not give rise on SPPI [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Fair value of the financial assets	528,377
Changes in fair value of financial assets	¥ (40,447)